Expense Example, No Redemption - Loomis Sayles Core Plus Bond Fund - Class C	Sep. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 151
Expense Example, No Redemption, 3 Years	470
Expense Example, No Redemption, 5 Years	812
Expense Example, No Redemption, 10 Years	$ 1,575